SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basic and Diluted Loss Per Common Share
The following table reflects the calculation of basic and diluted net income per common stock (in dollars, except per share amounts):
	Three Months Ended September 30, 2021		For the Period from July 14, 2020 (Inception) through September 30, 2020		Nine Months Ended September 30, 2021		For the Period from July 14, 2020 (Inception) through September 30, 2020
	Class A	Class B	Class A	Class B	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per common stock
Numerator:
Allocation of net income (loss), as adjusted	$3,359,931	$839,983	$(131,514)	$(283,040)	$34,308,469	$857,717	$(131,514)	$(283,040)
Denominator:
Basic and diluted weighted average stock outstanding	13,225,000	3,306,250	1,356,410	2,919,231	13,225,000	3,306,250	1,356,410	2,919,231
Basic and diluted net income (loss) per common stock	$ 0.25	$ 0.25	$ (0.10)	$ (0.10)	$ 0.26	$ 0.26	$ (0.10)	$ (0.10)

The following table reflects the calculation of basic and diluted net income per common stock (in dollars, except per share amounts):
	For the Period from July 14, 2020 (Inception) through December 31, 2020
	Class A	Class B
Basic and diluted net income (loss) per common stock
Numerator:
Allocation of net income (loss), as adjusted	$(3,254,481)	$(1,308,868)
Denominator:
Basic and diluted weighted average stock outstanding	7,779,412	3,128,676
Basic and diluted net income (loss) per common stock	$ (0.42)	$ (0.42)